Interim Condensed Consolidated Statements of Operations and Comprehensive Loss (Unaudited) - CNY (¥) ¥ in Thousands		6 Months Ended
		Jun. 30, 2024	Jun. 30, 2023
Income Statement [Abstract]
Net revenues		¥ 1,638,986	¥ 1,610,371
Cost and Operating expenses:
Cost of revenues		(1,574,285)	(1,551,979)
Selling and marketing expenses		(41,661)	(47,755)
General and administrative expenses		(61,753)	(49,694)
Research and development expenses		(18,525)	(31,303)
Total cost and operating expenses		(1,696,224)	(1,680,731)
Operating loss		(57,238)	(70,360)
Other expenses:
Interest income		3,257	1,483
Interest expense		(440)	(541)
Foreign exchange losses		(1,055)	(6,334)
Government grants		234	7,240
Changes in fair value of warrant		3,376	(127)
Changes in fair value of amounts due to related party		(3,286)	(3,836)
Others, net		180	29
Loss before income tax		(54,972)	(72,446)
Income tax credit		100	258
Net loss		(54,872)	(72,188)
Accretions to preferred shares redemption value			(109,991)
Net loss attributable to the Cheche’s ordinary shareholders		(54,872)	(182,179)
Net loss		(54,872)	(72,188)
Other comprehensive income/ (loss)
Foreign currency translation adjustments, net of nil tax		2,016	7,410
Fair value changes of amounts due to related party due to own credit risk		(254)	(300)
Total other comprehensive income		1,762	7,110
Total comprehensive loss		(53,110)	(65,078)
Accretions to preferred shares redemption value			(109,991)
Comprehensive loss attributable to the Cheche’s ordinary shareholders		¥ (53,110)	¥ (175,069)
Net loss attributable to the Cheche’s ordinary shareholders per share
Basic	[1]	¥ (0.72)	¥ (5.57)
Diluted	[1]	¥ (0.72)	¥ (5.57)
Weighted average number of ordinary shares*
Basic	[1]	76,264,603	32,705,091
Diluted	[1]	76,264,603	32,705,091
Share-based compensation expenses included in		¥ (27,116)	¥ (33,875)
Cost of revenues		(6)	(72)
Selling and marketing expenses		(3,632)	(9,673)
General and administrative expenses		(22,145)	(15,355)
Research and development expenses		¥ (1,333)	¥ (8,775)

[1]	Shares outstanding for all periods reflect the adjustment for Reverse Recapitalization (Note 3).